Annual Report
September 30, 2024
SPDR® S&P 500® ETF Trust
A Unit Investment Trust
“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P 500® ETF Trust
Trust Overview

INVESTMENT OBJECTIVE
SPDR S&P 500® ETF Trust (the “Trust”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”).
INVESTMENT STRATEGY
The Trust seeks to achieve this investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in the Portfolio substantially corresponding to the weight of such stock in the Index.
PERFORMANCE OVERVIEW
The Trust ended its fiscal year on September 30, 2024, with a 12-month total return of 36.15% based on net asset value (“NAV”), as compared to the Index return of 36.35%.
The Trust’s performance reflects the operating expenses of the Trust, including brokerage expenses, marketing expenses, license fees, expenses relating to legal and audit services and Trustee fees. The Trust’s performance also reflects the impact of an expense waiver, and without this waiver, such performance would be lower. Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

SPDR S&P 500® ETF Trust
Annual Report
September 30, 2024

SPDR S&P 500® ETF Trust
Schedule of Investments
September 30, 2024

Common Stocks	Shares	Value
3M Co.	6,651,464	$ 909,255,129
A.O. Smith Corp.	1,452,588	130,485,980
Abbott Laboratories	21,065,565	2,401,685,066
AbbVie, Inc.	21,390,262	4,224,148,940
Accenture PLC Class A	7,583,839	2,680,735,410
Adobe, Inc. (a)	5,368,279	2,779,587,501
Advanced Micro Devices, Inc. (a)	19,600,516	3,216,052,665
AES Corp.	8,607,544	172,667,333
Aflac, Inc.	6,102,425	682,251,115
Agilent Technologies, Inc.	3,532,515	524,507,827
Air Products & Chemicals, Inc.	2,691,700	801,426,758
Airbnb, Inc. Class A (a)	5,327,152	675,536,145
Akamai Technologies, Inc. (a)	1,834,445	185,187,223
Albemarle Corp.	1,422,836	134,756,798
Alexandria Real Estate Equities, Inc. REIT	1,885,104	223,856,100
Align Technology, Inc. (a)	849,914	216,150,128
Allegion PLC	1,054,693	153,710,958
Alliant Energy Corp.	3,105,487	188,472,006
Allstate Corp.	3,197,076	606,325,463
Alphabet, Inc. Class A	70,945,680	11,766,341,028
Alphabet, Inc. Class C	58,160,643	9,723,877,903
Altria Group, Inc.	20,657,956	1,054,382,074
Amazon.com, Inc. (a)	113,106,775	21,075,185,386
Amcor PLC	17,499,633	198,270,842
Amentum Holdings, Inc. (a)	1,516,119	48,894,838
Ameren Corp.	3,230,322	282,523,962
American Electric Power Co., Inc.	6,442,901	661,041,643
American Express Co.	6,799,839	1,844,116,337
American International Group, Inc.	7,796,440	570,933,301
American Tower Corp. REIT	5,655,054	1,315,139,358
American Water Works Co., Inc.	2,359,426	345,042,458
Ameriprise Financial, Inc.	1,188,874	558,544,894
AMETEK, Inc.	2,803,052	481,312,059
Amgen, Inc.	6,507,948	2,096,925,925
Common Stocks	Shares	Value
Amphenol Corp. Class A	14,581,102	$ 950,104,606
Analog Devices, Inc.	6,007,646	1,382,779,880
ANSYS, Inc. (a)	1,057,863	337,066,888
Aon PLC Class A	2,630,283	910,051,615
APA Corp.	4,478,619	109,547,021
Apple, Inc.	184,097,666	42,894,756,178
Applied Materials, Inc.	10,024,736	2,025,497,909
Aptiv PLC (a)	3,217,955	231,724,940
Arch Capital Group Ltd. (a)	4,534,815	507,355,102
Archer-Daniels-Midland Co.	5,789,244	345,849,437
Arista Networks, Inc. (a)	3,119,116	1,197,179,103
Arthur J Gallagher & Co.	2,652,638	746,372,754
Assurant, Inc.	627,374	124,759,594
AT&T, Inc.	86,813,570	1,909,898,540
Atmos Energy Corp.	1,879,208	260,664,942
Autodesk, Inc. (a)	2,608,575	718,610,241
Automatic Data Processing, Inc.	4,937,151	1,366,257,796
AutoZone, Inc. (a)	206,811	651,462,922
AvalonBay Communities, Inc. REIT	1,719,806	387,386,301
Avery Dennison Corp.	974,621	215,157,332
Axon Enterprise, Inc. (a)	869,032	347,265,187
Baker Hughes Co.	12,027,592	434,797,451
Ball Corp.	3,675,529	249,605,174
Bank of America Corp.	81,755,549	3,244,060,184
Bank of New York Mellon Corp.	8,934,906	642,062,345
Baxter International, Inc.	6,178,721	234,606,036
Becton Dickinson & Co.	3,499,390	843,702,929
Berkshire Hathaway, Inc. Class B (a)	22,181,007	10,209,030,282
Best Buy Co., Inc.	2,376,932	245,537,076
Biogen, Inc. (a)	1,763,713	341,878,128
Bio-Techne Corp.	1,908,015	152,507,639
BlackRock, Inc.	1,685,868	1,600,748,525
Blackstone, Inc.	8,718,093	1,335,001,581
Boeing Co. (a)	7,087,252	1,077,545,794
Booking Holdings, Inc.	405,723	1,708,953,963
BorgWarner, Inc.	2,757,580	100,072,578

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2024

Common Stocks	Shares	Value
Boston Scientific Corp. (a)	17,829,919	$ 1,494,147,212
Bristol-Myers Squibb Co.	24,546,806	1,270,051,742
Broadcom, Inc.	56,365,746	9,723,091,185
Broadridge Financial Solutions, Inc.	1,413,191	303,878,461
Brown & Brown, Inc.	2,866,897	297,010,529
Brown-Forman Corp. Class B	2,219,538	109,201,270
Builders FirstSource, Inc. (a)	1,410,229	273,386,994
Bunge Global SA	1,714,766	165,714,986
BXP, Inc. REIT	1,759,417	141,562,692
Cadence Design Systems, Inc. (a)	3,315,051	898,478,273
Caesars Entertainment, Inc. (a)	2,618,983	109,316,350
Camden Property Trust REIT	1,291,227	159,505,271
Campbell Soup Co.	2,385,638	116,705,411
Capital One Financial Corp.	4,623,290	692,245,212
Cardinal Health, Inc.	2,952,559	326,316,821
CarMax, Inc. (a)	1,889,785	146,231,563
Carnival Corp. (a)	12,230,945	226,027,864
Carrier Global Corp.	10,165,083	818,187,531
Catalent, Inc. (a)	2,191,392	132,732,613
Caterpillar, Inc.	5,872,746	2,296,948,416
Cboe Global Markets, Inc.	1,267,027	259,575,821
CBRE Group, Inc. Class A (a)	3,647,272	454,012,419
CDW Corp.	1,617,476	366,034,819
Celanese Corp.	1,322,628	179,824,503
Cencora, Inc.	2,112,194	475,412,626
Centene Corp. (a)	6,368,906	479,451,244
CenterPoint Energy, Inc.	7,890,706	232,144,571
CF Industries Holdings, Inc.	2,184,178	187,402,472
CH Robinson Worldwide, Inc.	1,419,903	156,714,694
Common Stocks	Shares	Value
Charles River Laboratories International, Inc. (a)	624,890	$ 123,084,583
Charles Schwab Corp.	18,087,057	1,172,222,164
Charter Communications, Inc. Class A (a)	1,175,044	380,808,260
Chevron Corp.	20,593,327	3,032,779,267
Chipotle Mexican Grill, Inc. (a)	16,580,917	955,392,438
Chubb Ltd.	4,548,033	1,311,607,237
Church & Dwight Co., Inc.	2,963,948	310,384,635
Cigna Group	3,384,818	1,172,636,348
Cincinnati Financial Corp.	1,891,601	257,484,728
Cintas Corp.	4,148,285	854,048,916
Cisco Systems, Inc.	48,778,744	2,596,004,756
Citigroup, Inc.	23,098,476	1,445,964,598
Citizens Financial Group, Inc.	5,427,699	222,915,598
Clorox Co.	1,499,638	244,306,027
CME Group, Inc.	4,359,742	961,977,072
CMS Energy Corp.	3,616,835	255,457,056
Coca-Cola Co.	46,974,513	3,375,588,504
Cognizant Technology Solutions Corp. Class A	6,001,073	463,162,814
Colgate-Palmolive Co.	9,893,206	1,027,013,715
Comcast Corp. Class A	46,772,357	1,953,681,352
Conagra Brands, Inc.	5,798,122	188,554,927
ConocoPhillips	14,059,652	1,480,200,163
Consolidated Edison, Inc.	4,187,309	436,024,486
Constellation Brands, Inc. Class A	1,896,845	488,797,988
Constellation Energy Corp.	3,785,675	984,351,213
Cooper Cos., Inc. (a)	2,410,597	265,985,273
Copart, Inc. (a)	10,602,396	555,565,550
Corning, Inc.	9,322,494	420,910,604
Corpay, Inc. (a)	840,757	262,955,159
Corteva, Inc.	8,381,413	492,743,270
CoStar Group, Inc. (a)	4,962,223	374,350,103
Costco Wholesale Corp.	5,367,488	4,758,385,462

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2024

Common Stocks	Shares	Value
Coterra Energy, Inc.	8,951,012	$ 214,376,737
Crowdstrike Holdings, Inc. Class A (a)	2,795,380	784,020,229
Crown Castle, Inc. REIT	5,261,494	624,171,033
CSX Corp.	23,473,671	810,545,860
Cummins, Inc.	1,659,481	537,323,353
CVS Health Corp.	15,230,796	957,712,452
Danaher Corp.	7,782,452	2,163,677,305
Darden Restaurants, Inc.	1,434,389	235,426,267
DaVita, Inc. (a)	558,621	91,574,741
Dayforce, Inc. (a)	1,914,102	117,238,748
Deckers Outdoor Corp. (a)	1,846,000	294,344,700
Deere & Co.	3,102,871	1,294,921,154
Dell Technologies, Inc. Class C	3,483,300	412,910,382
Delta Air Lines, Inc.	7,764,032	394,335,185
Devon Energy Corp.	7,581,729	296,597,238
Dexcom, Inc. (a)	4,851,662	325,255,420
Diamondback Energy, Inc.	2,268,334	391,060,782
Digital Realty Trust, Inc. REIT	3,726,073	602,990,394
Discover Financial Services	3,039,920	426,470,377
Dollar General Corp.	2,662,623	225,178,027
Dollar Tree, Inc. (a)	2,446,212	172,017,628
Dominion Energy, Inc.	10,157,167	586,982,681
Domino's Pizza, Inc.	423,707	182,253,329
Dover Corp.	1,664,272	319,107,513
Dow, Inc.	8,486,372	463,610,502
DR Horton, Inc.	3,552,866	677,780,247
DTE Energy Co.	2,506,490	321,858,381
Duke Energy Corp.	9,346,989	1,077,707,832
DuPont de Nemours, Inc.	5,054,818	450,434,832
Eastman Chemical Co.	1,415,431	158,457,500
Eaton Corp. PLC	4,822,062	1,598,224,229
eBay, Inc.	5,920,456	385,480,890
Ecolab, Inc.	3,065,937	782,825,694
Edison International	4,675,902	407,224,305
Edwards Lifesciences Corp. (a)	7,293,605	481,304,994
Electronic Arts, Inc.	2,911,119	417,570,909
Common Stocks	Shares	Value
Elevance Health, Inc.	2,806,154	$ 1,459,200,080
Eli Lilly & Co.	9,552,244	8,462,715,049
Emerson Electric Co.	6,933,850	758,355,174
Enphase Energy, Inc. (a)	1,639,758	185,325,449
Entergy Corp.	2,588,690	340,697,491
EOG Resources, Inc.	6,884,230	846,278,394
EPAM Systems, Inc. (a)	689,638	137,258,651
EQT Corp.	7,192,120	263,519,277
Equifax, Inc.	1,498,158	440,248,710
Equinix, Inc. REIT	1,149,543	1,020,368,853
Equity Residential REIT	4,130,826	307,581,304
Erie Indemnity Co. Class A	302,150	163,106,613
Essex Property Trust, Inc. REIT	777,471	229,680,483
Estee Lauder Cos., Inc. Class A	2,821,105	281,235,957
Everest Group Ltd.	524,327	205,447,048
Evergy, Inc.	2,784,467	172,664,799
Eversource Energy	4,327,264	294,470,315
Exelon Corp.	12,107,318	490,951,745
Expedia Group, Inc. (a)	1,508,992	223,360,996
Expeditors International of Washington, Inc.	1,708,645	224,515,953
Extra Space Storage, Inc. REIT	2,565,973	462,362,675
Exxon Mobil Corp.	53,799,865	6,306,420,175
F5, Inc. (a)	705,445	155,338,989
FactSet Research Systems, Inc.	460,364	211,698,385
Fair Isaac Corp. (a)	296,545	576,341,138
Fastenal Co.	6,933,073	495,160,074
Federal Realty Investment Trust REIT	910,634	104,695,591
FedEx Corp.	2,728,746	746,803,205
Fidelity National Information Services, Inc.	6,605,815	553,237,006
Fifth Third Bancorp	8,194,459	351,050,624
First Solar, Inc. (a)	1,296,054	323,287,710
FirstEnergy Corp.	6,205,866	275,230,157
Fiserv, Inc. (a)	6,970,378	1,252,228,408
FMC Corp.	1,511,536	99,670,684

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2024

Common Stocks	Shares	Value
Ford Motor Co.	47,272,542	$ 499,198,044
Fortinet, Inc. (a)	7,686,678	596,101,879
Fortive Corp.	4,241,487	334,780,569
Fox Corp. Class A	2,719,643	115,122,488
Fox Corp. Class B	1,597,433	61,980,400
Franklin Resources, Inc.	3,736,089	75,282,193
Freeport-McMoRan, Inc.	17,396,873	868,451,900
Garmin Ltd.	1,861,998	327,767,508
Gartner, Inc. (a)	932,724	472,667,214
GE HealthCare Technologies, Inc.	5,528,952	518,892,145
GE Vernova, Inc. (a)	3,327,233	848,377,870
Gen Digital, Inc.	6,558,011	179,886,242
Generac Holdings, Inc. (a)	728,035	115,670,201
General Dynamics Corp.	3,122,275	943,551,505
General Electric Co.	13,128,284	2,475,731,797
General Mills, Inc.	6,739,259	497,694,277
General Motors Co.	13,607,712	610,169,806
Genuine Parts Co.	1,686,703	235,598,675
Gilead Sciences, Inc.	15,073,921	1,263,797,537
Global Payments, Inc.	3,080,606	315,515,667
Globe Life, Inc.	1,087,516	115,178,820
GoDaddy, Inc. Class A (a)	1,706,770	267,587,401
Goldman Sachs Group, Inc.	3,823,510	1,893,058,036
Halliburton Co.	10,688,722	310,507,374
Hartford Financial Services Group, Inc.	3,547,896	417,268,049
Hasbro, Inc.	1,586,458	114,732,643
HCA Healthcare, Inc.	2,250,093	914,505,298
Healthpeak Properties, Inc. REIT	8,521,228	194,880,484
Henry Schein, Inc. (a)	1,534,365	111,855,209
Hershey Co.	1,787,992	342,901,106
Hess Corp.	3,346,448	454,447,638
Hewlett Packard Enterprise Co.	15,735,857	321,955,634
Hilton Worldwide Holdings, Inc.	2,983,525	687,702,512
Hologic, Inc. (a)	2,812,328	229,092,239
Home Depot, Inc.	12,008,178	4,865,713,726
Common Stocks	Shares	Value
Honeywell International, Inc.	7,884,351	$ 1,629,774,195
Hormel Foods Corp.	3,518,313	111,530,522
Host Hotels & Resorts, Inc. REIT	8,504,842	149,685,219
Howmet Aerospace, Inc.	4,941,948	495,430,287
HP, Inc.	11,848,099	424,991,311
Hubbell, Inc.	650,164	278,497,749
Humana, Inc.	1,457,775	461,735,653
Huntington Bancshares, Inc.	17,585,380	258,505,086
Huntington Ingalls Industries, Inc.	474,693	125,499,335
IDEX Corp.	916,827	196,659,392
IDEXX Laboratories, Inc. (a)	996,908	503,657,860
Illinois Tool Works, Inc.	3,271,029	857,238,570
Incyte Corp. (a)	1,935,291	127,922,735
Ingersoll Rand, Inc.	4,885,336	479,544,582
Insulet Corp. (a)	848,766	197,550,287
Intel Corp.	51,663,074	1,212,015,716
Intercontinental Exchange, Inc. (b)	6,951,228	1,116,645,266
International Business Machines Corp.	11,156,130	2,466,397,220
International Flavors & Fragrances, Inc.	3,095,576	324,818,790
International Paper Co.	4,205,929	205,459,632
Interpublic Group of Cos., Inc.	4,547,251	143,829,549
Intuit, Inc.	3,385,712	2,102,527,152
Intuitive Surgical, Inc. (a)	4,294,603	2,109,809,616
Invesco Ltd.	5,448,295	95,672,060
Invitation Homes, Inc. REIT	6,897,978	243,222,704
IQVIA Holdings, Inc. (a)	2,096,840	496,888,175
Iron Mountain, Inc. REIT	3,551,662	422,043,995
J.M. Smucker Co.	1,288,792	156,072,711
Jabil, Inc.	1,373,618	164,600,645
Jack Henry & Associates, Inc.	882,684	155,829,033
Jacobs Solutions, Inc.	1,516,119	198,459,977

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2024

Common Stocks	Shares	Value
JB Hunt Transport Services, Inc.	975,250	$ 168,064,833
Johnson & Johnson	29,151,114	4,724,229,535
Johnson Controls International PLC	8,088,145	627,720,933
JPMorgan Chase & Co.	34,452,649	7,264,685,568
Juniper Networks, Inc.	3,985,351	155,348,982
Kellanova	3,248,109	262,154,877
Kenvue, Inc.	23,188,160	536,342,141
Keurig Dr. Pepper, Inc.	12,806,513	479,988,107
KeyCorp	11,237,175	188,222,681
Keysight Technologies, Inc. (a)	2,113,360	335,876,305
Kimberly-Clark Corp.	4,077,592	580,159,790
Kimco Realty Corp. REIT	8,161,699	189,514,651
Kinder Morgan, Inc.	23,378,805	516,437,802
KKR & Co., Inc.	8,165,370	1,066,234,015
KLA Corp.	1,627,402	1,260,276,383
Kraft Heinz Co.	10,686,329	375,197,011
Kroger Co.	8,039,783	460,679,566
L3Harris Technologies, Inc.	2,297,001	546,387,628
Labcorp Holdings, Inc.	1,016,283	227,118,925
Lam Research Corp.	1,578,626	1,288,285,106
Lamb Weston Holdings, Inc.	1,739,739	112,630,703
Las Vegas Sands Corp.	4,279,526	215,431,339
Leidos Holdings, Inc.	1,630,824	265,824,312
Lennar Corp. Class A	2,926,181	548,600,414
Linde PLC	5,820,067	2,775,357,150
Live Nation Entertainment, Inc. (a)	1,896,099	207,603,880
LKQ Corp.	3,187,269	127,235,778
Lockheed Martin Corp.	2,568,456	1,501,416,639
Loews Corp.	2,205,782	174,367,067
Lowe's Cos., Inc.	6,899,421	1,868,708,178
Lululemon Athletica, Inc. (a)	1,392,515	377,858,945
LyondellBasell Industries NV Class A	3,148,610	301,951,699
M&T Bank Corp.	2,021,752	360,114,466
Marathon Oil Corp.	6,772,973	180,364,271
Common Stocks	Shares	Value
Marathon Petroleum Corp.	4,052,062	$ 660,121,420
MarketAxess Holdings, Inc.	456,888	117,054,706
Marriott International, Inc. Class A	2,829,222	703,344,589
Marsh & McLennan Cos., Inc.	5,954,083	1,328,296,376
Martin Marietta Materials, Inc.	739,918	398,260,863
Masco Corp.	2,642,680	221,826,559
Mastercard, Inc. Class A	9,990,957	4,933,534,567
Match Group, Inc. (a)	3,122,489	118,154,984
McCormick & Co., Inc.	3,051,616	251,147,997
McDonald's Corp.	8,687,680	2,645,485,437
McKesson Corp.	1,569,816	776,148,427
Medtronic PLC	15,529,155	1,398,089,825
Merck & Co., Inc.	30,697,170	3,485,970,625
Meta Platforms, Inc. Class A	26,454,209	15,143,447,400
MetLife, Inc.	7,122,754	587,484,750
Mettler-Toledo International, Inc. (a)	256,420	384,553,074
MGM Resorts International (a)	2,795,183	109,263,703
Microchip Technology, Inc.	6,495,595	521,531,323
Micron Technology, Inc.	13,424,993	1,392,306,024
Microsoft Corp.	90,002,277	38,727,979,793
Mid-America Apartment Communities, Inc. REIT	1,415,144	224,866,382
Moderna, Inc. (a)	4,095,377	273,694,045
Mohawk Industries, Inc. (a)	634,369	101,930,411
Molina Healthcare, Inc. (a)	709,621	244,507,012
Molson Coors Beverage Co. Class B	2,127,462	122,371,614
Mondelez International, Inc. Class A	16,173,055	1,191,468,962
Monolithic Power Systems, Inc.	590,421	545,844,214

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2024

Common Stocks	Shares	Value
Monster Beverage Corp. (a)	8,539,334	$ 445,497,055
Moody's Corp.	1,895,930	899,789,419
Morgan Stanley	15,082,879	1,572,239,307
Mosaic Co.	3,858,003	103,317,320
Motorola Solutions, Inc.	2,019,847	908,183,807
MSCI, Inc.	952,012	554,956,355
Nasdaq, Inc.	5,010,303	365,802,222
NetApp, Inc.	2,488,800	307,391,688
Netflix, Inc. (a)	5,197,239	3,686,245,706
Newmont Corp.	13,892,432	742,550,490
News Corp. Class A	4,580,650	121,982,710
News Corp. Class B	1,359,004	37,984,162
NextEra Energy, Inc.	24,875,370	2,102,715,026
NIKE, Inc. Class B	14,546,695	1,285,927,838
NiSource, Inc.	5,430,195	188,156,257
Nordson Corp.	658,712	172,997,533
Norfolk Southern Corp.	2,737,318	680,223,523
Northern Trust Corp.	2,441,427	219,801,673
Northrop Grumman Corp.	1,664,453	878,947,696
Norwegian Cruise Line Holdings Ltd. (a)	5,323,446	109,183,877
NRG Energy, Inc.	2,498,937	227,653,161
Nucor Corp.	2,873,667	432,027,097
NVIDIA Corp.	297,867,222	36,172,995,440
NVR, Inc. (a)	37,187	364,871,407
NXP Semiconductors NV	3,084,103	740,215,561
Occidental Petroleum Corp.	8,152,438	420,176,655
Old Dominion Freight Line, Inc.	2,283,204	453,535,643
Omnicom Group, Inc.	2,368,601	244,889,657
ON Semiconductor Corp. (a)	5,186,080	376,561,269
ONEOK, Inc.	7,071,587	644,433,723
Oracle Corp.	19,357,268	3,298,478,467
O'Reilly Automotive, Inc. (a)	702,233	808,691,523
Otis Worldwide Corp.	4,849,679	504,075,635
PACCAR, Inc.	6,347,081	626,329,953
Packaging Corp. of America	1,079,861	232,602,059
Common Stocks	Shares	Value
Palantir Technologies, Inc. Class A (a)	24,382,070	$ 907,013,004
Palo Alto Networks, Inc. (a)	3,920,494	1,340,024,849
Paramount Global Class B	7,200,187	76,465,986
Parker-Hannifin Corp.	1,556,449	983,395,607
Paychex, Inc.	3,880,665	520,746,436
Paycom Software, Inc.	589,357	98,169,195
PayPal Holdings, Inc. (a)	12,377,719	965,833,414
Pentair PLC	2,004,063	195,977,321
PepsiCo, Inc.	16,630,445	2,828,007,172
Pfizer, Inc.	68,609,447	1,985,557,396
PG&E Corp.	25,879,587	511,639,435
Philip Morris International, Inc.	18,824,589	2,285,305,105
Phillips 66 Co.	5,068,011	666,190,046
Pinnacle West Capital Corp.	1,374,917	121,803,897
PNC Financial Services Group, Inc.	4,812,549	889,599,683
Pool Corp.	463,530	174,658,104
PPG Industries, Inc.	2,824,354	374,113,931
PPL Corp.	8,932,354	295,482,270
Principal Financial Group, Inc.	2,579,859	221,609,888
Procter & Gamble Co.	28,506,769	4,937,372,391
Progressive Corp.	7,090,874	1,799,380,186
Prologis, Inc. REIT	11,210,725	1,415,690,353
Prudential Financial, Inc.	4,322,111	523,407,642
PTC, Inc. (a)	1,454,626	262,792,733
Public Service Enterprise Group, Inc.	6,031,759	538,093,220
Public Storage REIT	1,907,283	694,003,065
PulteGroup, Inc.	2,512,407	360,605,777
Qorvo, Inc. (a)	1,148,597	118,650,070
QUALCOMM, Inc.	13,487,563	2,293,560,088
Quanta Services, Inc.	1,783,910	531,872,766
Quest Diagnostics, Inc.	1,347,972	209,272,653
Ralph Lauren Corp.	485,212	94,068,050
Raymond James Financial, Inc.	2,244,016	274,802,199

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2024

Common Stocks	Shares	Value
Realty Income Corp. REIT	10,543,862	$ 668,691,728
Regency Centers Corp. REIT	1,977,543	142,837,931
Regeneron Pharmaceuticals, Inc. (a)	1,285,443	1,351,309,099
Regions Financial Corp.	11,079,744	258,490,428
Republic Services, Inc.	2,471,467	496,369,432
ResMed, Inc.	1,779,274	434,356,369
Revvity, Inc.	1,493,529	190,798,330
Rockwell Automation, Inc.	1,373,879	368,831,556
Rollins, Inc.	3,401,259	172,035,680
Roper Technologies, Inc.	1,297,763	722,127,244
Ross Stores, Inc.	4,039,009	607,911,245
Royal Caribbean Cruises Ltd.	2,867,665	508,609,064
RTX Corp.	16,105,956	1,951,397,629
S&P Global, Inc.	3,878,173	2,003,541,735
Salesforce, Inc.	11,734,968	3,211,978,091
SBA Communications Corp. REIT	1,301,047	313,162,013
Schlumberger NV	17,192,790	721,237,540
Seagate Technology Holdings PLC	2,542,550	278,485,502
Sempra	7,665,759	641,087,425
ServiceNow, Inc. (a)	2,493,953	2,230,566,624
Sherwin-Williams Co.	2,810,014	1,072,498,043
Simon Property Group, Inc. REIT	3,710,889	627,214,459
Skyworks Solutions, Inc.	1,933,651	190,986,709
Smurfit WestRock PLC	5,973,825	295,226,431
Snap-on, Inc.	637,853	184,792,393
Solventum Corp. (a)	1,672,616	116,614,788
Southern Co.	13,238,461	1,193,844,413
Southwest Airlines Co.	7,254,195	214,941,798
Stanley Black & Decker, Inc.	1,864,200	205,304,346
Starbucks Corp.	13,720,349	1,337,596,824
State Street Corp. (c)	3,615,568	319,869,301
Steel Dynamics, Inc.	1,737,746	219,095,016
STERIS PLC	1,193,925	289,574,570
Common Stocks	Shares	Value
Stryker Corp.	4,151,103	$ 1,499,627,470
Super Micro Computer, Inc. (a)	609,925	253,972,770
Synchrony Financial	4,785,292	238,690,365
Synopsys, Inc. (a)	1,854,902	939,303,824
Sysco Corp.	5,954,070	464,774,704
T. Rowe Price Group, Inc.	2,694,951	293,561,012
Take-Two Interactive Software, Inc. (a)	1,973,660	303,371,279
Tapestry, Inc.	2,787,611	130,961,965
Targa Resources Corp.	2,652,487	392,594,601
Target Corp.	5,601,555	873,058,362
TE Connectivity PLC	3,679,615	555,585,069
Teledyne Technologies, Inc. (a)	566,705	248,024,110
Teleflex, Inc.	570,636	141,129,696
Teradyne, Inc.	1,975,555	264,586,081
Tesla, Inc. (a)	33,597,722	8,790,172,007
Texas Instruments, Inc.	11,054,659	2,283,560,910
Textron, Inc.	2,268,289	200,925,040
Thermo Fisher Scientific, Inc.	4,624,992	2,860,881,301
TJX Cos., Inc.	13,683,304	1,608,335,552
T-Mobile U.S., Inc.	5,933,427	1,224,421,996
Tractor Supply Co.	1,306,328	380,050,005
Trane Technologies PLC	2,732,313	1,062,132,032
TransDigm Group, Inc.	679,276	969,415,158
Travelers Cos., Inc.	2,759,464	646,045,712
Trimble, Inc. (a)	2,956,813	183,588,519
Truist Financial Corp.	16,213,581	693,454,859
Tyler Technologies, Inc. (a)	516,564	301,528,738
Tyson Foods, Inc. Class A	3,460,273	206,093,860
U.S. Bancorp	18,893,540	864,001,584
Uber Technologies, Inc. (a)	25,437,019	1,911,846,348
UDR, Inc. REIT	3,634,055	164,768,054
Ulta Beauty, Inc. (a)	577,629	224,766,996
Union Pacific Corp.	7,375,824	1,817,993,100
United Airlines Holdings, Inc. (a)	3,981,465	227,182,393

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2024

Common Stocks	Shares	Value
United Parcel Service, Inc. Class B	8,869,079	$ 1,209,210,231
United Rentals, Inc.	806,137	652,753,313
UnitedHealth Group, Inc.	11,182,012	6,537,898,776
Universal Health Services, Inc. Class B	719,937	164,872,772
Valero Energy Corp.	3,879,138	523,800,004
Ventas, Inc. REIT	5,001,928	320,773,643
Veralto Corp.	2,992,042	334,689,818
VeriSign, Inc. (a)	1,015,929	192,985,873
Verisk Analytics, Inc.	1,724,433	462,079,067
Verizon Communications, Inc.	50,967,035	2,288,929,542
Vertex Pharmaceuticals, Inc. (a)	3,124,908	1,453,332,213
Viatris, Inc.	14,450,353	167,768,598
VICI Properties, Inc. REIT	12,678,551	422,322,534
Visa, Inc. Class A	20,228,293	5,561,769,160
Vistra Corp.	4,159,357	493,050,179
Vulcan Materials Co.	1,598,997	400,436,819
W.R. Berkley Corp.	3,639,839	206,488,066
Walgreens Boots Alliance, Inc.	8,675,048	77,728,430
Walmart, Inc.	52,599,686	4,247,424,644
Walt Disney Co.	21,958,185	2,112,157,815
Warner Bros Discovery, Inc. (a)	27,014,736	222,871,572
Waste Management, Inc.	4,421,477	917,898,625
Waters Corp. (a)	718,696	258,651,503
WEC Energy Group, Inc.	3,826,735	368,055,372
Common Stocks	Shares	Value
Wells Fargo & Co.	41,211,223	$ 2,328,021,987
Welltower, Inc. REIT	7,006,510	897,043,475
West Pharmaceutical Services, Inc.	878,432	263,670,149
Western Digital Corp. (a)	3,953,168	269,961,843
Westinghouse Air Brake Technologies Corp.	2,120,856	385,507,995
Weyerhaeuser Co. REIT	8,806,189	298,177,560
Williams Cos., Inc.	14,757,970	673,701,330
Willis Towers Watson PLC	1,229,700	362,183,541
WW Grainger, Inc.	537,806	558,678,251
Wynn Resorts Ltd.	1,132,149	108,550,446
Xcel Energy, Inc.	6,750,191	440,787,472
Xylem, Inc.	2,940,781	397,093,658
Yum! Brands, Inc.	3,404,393	475,627,746
Zebra Technologies Corp. Class A (a)	624,272	231,180,407
Zimmer Biomet Holdings, Inc.	2,465,688	266,171,020
Zoetis, Inc.	5,485,301	1,071,718,109
Total Common Stocks (Cost $579,515,525,519)		$589,592,946,873
(a)	Non-income producing security.
(b)	Affiliate of PDR Services LLC (the “Sponsor”). See the table below for more information.
(c)	Affiliate of State Street Global Advisors Trust Company (the "Trustee"). See the table below for more information.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

The following table summarizes the value of the Trust's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$589,592,946,873	$—	$—	$589,592,946,873
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2024

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR
SPDR S&P 500® ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at September 30, 2024 and for the year then ended are (Note 3):
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases*	Proceeds from Shares Sold*	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
Intercontinental Exchange, Inc.	6,433,366	$707,798,927	$1,111,566,517	$1,044,036,085	$93,312,771	$248,003,136	6,951,228	$1,116,645,266	$11,770,993
State Street Corp.	3,581,968	239,848,577	338,586,434	335,099,106	(1,590,700)	78,124,096	3,615,568	319,869,301	7,708,211
TOTAL		$947,647,504	$1,450,152,951	$1,379,135,191	$91,722,071	$326,127,232		$1,436,514,567	$19,479,204
*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2024

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2024*
INDUSTRY	% OF NET ASSETS
Semiconductors & Semiconductor Equipment	11.1%
Software	10.3
Technology Hardware, Storage & Peripherals	7.7
Interactive Media & Services	6.2
Financial Services	4.1
Banks	3.9
Broadline Retail	3.6
Pharmaceuticals	3.6
Oil, Gas & Consumable Fuels	3.1
Health Care Providers & Services	2.5
Health Care Equipment & Supplies	2.4
Capital Markets	2.2
Insurance	2.2
Specialty Retail	1.9
Consumer Staples Distribution & Retail	1.9
Hotels, Restaurants & Leisure	1.9
Biotechnology	1.9
Machinery	1.7
Automobiles	1.7
Electric Utilities	1.7
Aerospace & Defense	1.5
Chemicals	1.5
Beverages	1.3
Life Sciences Tools & Services	1.3
Household Products	1.2
Entertainment	1.2
IT Services	1.2
Specialized REITs	1.0
Ground Transportation	1.0
Industrial Conglomerates	0.9
Communications Equipment	0.9
Food Products	0.7
Diversified Telecommunication Services	0.7
Electrical Equipment	0.7
Multi-Utilities	0.7
Professional Services	0.6
Electronic Equipment, Instruments & Components	0.6
Tobacco	0.6
INDUSTRY	% OF NET ASSETS
Commercial Services & Supplies	0.6%
Building Products	0.6
Consumer Finance	0.5
Media	0.5
Household Durables	0.4
Air Freight & Logistics	0.4
Metals & Mining	0.4
Textiles, Apparel & Luxury Goods	0.4
Retail REITs	0.3
Residential REITs	0.3
Trading Companies & Distributors	0.3
Energy Equipment & Services	0.3
Industrial REITs	0.2
Health Care REITs	0.2
Containers & Packaging	0.2
Wireless Telecommunication Services	0.2
Airlines	0.1
Real Estate Management & Development	0.1
Personal Care Products	0.1
Construction Materials	0.1
Independent Power and Renewable Electricity Producers	0.1
Distributors	0.1
Construction & Engineering	0.1
Office REITs	0.1
Water Utilities	0.1
Auto Components	0.1
Gas Utilities	0.0 **
Hotel & Resort REITs	0.0 **
Leisure Equipment & Products	0.0 **
Other Assets in Excess of Liabilities	0.0 **
Total	100.0%
*	The Trust’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Statement of Assets and Liabilities
September 30, 2024

ASSETS
Investments in unaffiliated issuers, at value (Note 2)	$588,156,432,306
Investments in affiliates of the Trustee and the Sponsor, at value	1,436,514,567
Total Investments	589,592,946,873
Cash	1,655,411,005
Receivable for investments sold	86,542,885
Dividends receivable — unaffiliated issuers (Note 2)	284,866,929
Receivable for foreign taxes recoverable	617,478
Total Assets	591,620,385,170
LIABILITIES
Payable for investments purchased	88,419,329
Payable for units of fractional undivided interest (“Units”) redeemed in-kind	243,307
Accrued Trustee expense (Note 3)	23,333,657
Accrued marketing expense (Note 3)	45,944,872
Distribution payable	1,739,739,530
Accrued expenses and other liabilities	71,811,605
Total Liabilities	1,969,492,300
NET ASSETS	$589,650,892,870
NET ASSETS CONSIST OF:
Paid-in Capital (Note 4)	$603,643,269,510
Total distributable earnings (loss)	(13,992,376,640)
NET ASSETS	$589,650,892,870
NET ASSET VALUE PER UNIT	$ 574.05
UNITS OUTSTANDING (UNLIMITED UNITS AUTHORIZED)	1,027,182,116
COST OF INVESTMENTS:
Unaffiliated issuers	$578,194,078,114
Affiliates of the Trustee and the Sponsor (Note 3)	1,321,447,405
Total Cost of Investments	$579,515,525,519
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Statements of Operations

	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$ 7,220,023,318	$ 6,311,737,018	$ 5,814,040,700
Dividend income — affiliates of the Trustee and the Sponsor	19,479,204	19,996,068	18,096,796
Foreign taxes withheld	(1,851,725)	(1,679,078)	(1,312,601)
Total Investment Income	7,237,650,797	6,330,054,008	5,830,824,895
EXPENSES
Trustee expense (Note 3)	231,636,853	175,093,321	223,329,603
S&P license fee (Note 3)	150,726,719	115,509,122	117,918,485
Marketing expense (Note 3)	80,946,186	65,729,666	25,359,401
Registration and filing fees	3,546,000	—	—
Legal and audit fees	330,925	588,706	441,522
Other expenses	5,707,312	5,042,924	2,504,225
Total Expenses	472,893,995	361,963,739	369,553,236
NET INVESTMENT INCOME (LOSS)	6,764,756,802	5,968,090,269	5,461,271,659
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,951,898,541)	(3,915,717,181)	(2,352,742,735)
Investments — affiliates of the Trustee and the Sponsor	(6,161,327)	(17,957,675)	—
In-kind redemptions — unaffiliated issuers	74,790,852,885	24,760,750,943	50,130,219,174
In-kind redemptions — affiliated issuers	97,883,398	15,556,396	87,262,145
Net realized gain (loss)	70,930,676,415	20,842,632,483	47,864,738,584
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	73,445,093,833	44,789,048,168	(113,100,095,302)
Investments — affiliates of the Trustee and the Sponsor	326,127,232	154,584,224	(331,704,873)
Net change in unrealized appreciation/depreciation	73,771,221,065	44,943,632,392	(113,431,800,175)
NET REALIZED AND UNREALIZED GAIN (LOSS)	144,701,897,480	65,786,264,875	(65,567,061,591)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$151,466,654,282	$71,754,355,144	$ (60,105,789,932)
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Statements of Changes in Net Assets

	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 6,764,756,802	$ 5,968,090,269	$ 5,461,271,659
Net realized gain (loss)	70,930,676,415	20,842,632,483	47,864,738,584
Net change in unrealized appreciation/depreciation	73,771,221,065	44,943,632,392	(113,431,800,175)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	151,466,654,282	71,754,355,144	(60,105,789,932)
NET EQUALIZATION CREDITS AND CHARGES (NOTE 2)	(64,412,896)	(13,333,359)	49,404,768
DISTRIBUTIONS TO UNITHOLDERS	(6,848,328,973)	(6,037,265,137)	(5,672,206,879)
INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:
Proceeds from issuance of Units	931,210,511,336	656,633,347,164	752,047,231,926
Cost of Units redeemed	(890,145,523,272)	(648,847,861,480)	(740,656,771,588)
Net income equalization (Note 2)	64,412,896	13,333,359	(49,404,768)
NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	41,129,400,960	7,798,819,043	11,341,055,570
NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	185,683,313,373	73,502,575,691	(54,387,536,473)
NET ASSETS AT BEGINNING OF PERIOD	403,967,579,497	330,465,003,806	384,852,540,279
NET ASSETS AT END OF PERIOD	$ 589,650,892,870	$ 403,967,579,497	$ 330,465,003,806
UNIT TRANSACTIONS:
Units sold	1,848,950,000	1,598,300,000	1,757,900,000
Units redeemed	(1,767,150,000)	(1,577,850,000)	(1,729,600,000)
NET INCREASE (DECREASE)	81,800,000	20,450,000	28,300,000
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Financial Highlights
Selected data for a Unit outstanding throughout each period

	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$ 427.31	$ 357.29	$ 429.22	$ 335.21	$ 296.82
Income (loss) from investment operations:
Net investment income (loss) (a)	6.83	6.41	5.98	5.44	5.59
Net realized and unrealized gain (loss)	146.99	70.13	(71.78)	94.21	38.51
Total from investment operations	153.82	76.54	(65.80)	99.65	44.10
Net equalization credits and charges (a)	(0.07)	(0.01)	0.05	0.02	(0.03)
Less Distributions from:
Net investment income	(7.01)	(6.51)	(6.18)	(5.66)	(5.68)
Net asset value, end of period	$ 574.05	$ 427.31	$ 357.29	$ 429.22	$ 335.21
Total return (b)	36.15%	21.45%	(15.53)%	29.79%	14.98%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$589,650,893	$403,967,579	$330,465,004	$384,852,540	$293,953,505
Ratios to average net assets:
Total expenses (excluding Trustee earnings credit and fee waivers)	0.09%	0.09%	0.09%	0.09%	0.09%
Total expenses (excluding Trustee earnings credit)	0.09%	0.09%	0.09%	0.09%	0.09%
Net expenses (c)	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income (loss)	1.35%	1.56%	1.40%	1.36%	1.81%
Portfolio turnover rate (d)	3%	2%	2%	4%	2%

(a)	Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the year.
(b)	Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.
(c)	Net of expenses waived by the Trustee.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Units.
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Notes to Financial Statements
September 30, 2024

Note 1  — Organization
SPDR S&P 500® ETF Trust (the “Trust”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust is an “Exchange-Traded Fund”, the units of which are listed on and traded on the New York Stock Exchange (“NYSE”)  under the symbol “SPY”, and operates under an exemptive order granted by the U.S. Securities and Exchange Commission (the “SEC”). The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500® Index (the “S&P 500® Index”). Each unit of fractional undivided interest in the Trust is referred to as a “Unit”. The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three “Creation Units” — see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.
Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended (the “Trust Agreement”), PDR Services, LLC (the “Sponsor”) and State Street Global Advisors Trust Company (the “Trustee”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trustee expects the risk of material loss to be remote.
The Sponsor is an indirect, wholly-owned subsidiary of Intercontinental Exchange, Inc. (“ICE”). ICE is a publicly-traded entity, trading on the NYSE under the symbol “ICE.”
Note 2  — Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trustee (who is responsible for the preparation of the Trust's financial statements) in the preparation of the Trust's financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Trustee to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Trust’s investments are valued at fair value each day that the NYSE is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2024

Note 2 — Summary of Significant Accounting Policies – (continued)
Committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust.
Valuation techniques used to value the Trust’s equity investments are as follows:
Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.
Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value (“NAV”) and the prices used by the Trust’s underlying index, the S&P 500® Index, which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500® Index.
The Trustee values the Trust's assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2024

Note 2 — Summary of Significant Accounting Policies – (continued)
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Trust may include a return of capital that is estimated by the Trustee. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Trust invests in real estate investment trusts (“REITs”). REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Trustee’s policy is to record all REIT distributions as dividend income initially and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or Trustee’s estimates of such re-designations for which actual information has not yet been reported. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.
Distributions
The Trust declares and distributes dividends from net investment income, if any, to its holders of Units (“Unitholders”), quarterly. Capital gain distributions, if any, are generally declared and paid annually. Additional distributions may be paid by the Trust to avoid imposition of federal income and excise tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
Equalization
The Trustee follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Trust's Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust's Units. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Federal Income Taxes
For U.S. federal income tax purposes, the Trust has qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Trust distributes substantially all of its ordinary income and capital gains during each calendar year, the Trust will not be subject to U.S. federal excise tax. Income and capital gain

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2024

Note 2 — Summary of Significant Accounting Policies – (continued)
distributions are determined in accordance with U.S. federal income tax principles, which may differ from U.S. GAAP. These book-tax differences are primarily due to differing treatments for in-kind transactions, REITs and losses deferred due to wash sales.
U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are more likely than not to be sustained by the applicable tax authority. For U.S. GAAP purposes, the Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.
The Trustee has reviewed the Trust's tax positions for the open tax years as of September 30, 2024 and has determined that no provision for income tax is required in the Trust’s financial statements. Generally, the Trust’s tax returns for the prior three fiscal years remain subject to examinations by the Trust’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts and the State of New York. The Trustee has the Trust recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the year ended September 30, 2024.
No income tax returns are currently under examination. The Trustee has analyzed the relevant tax laws and regulations and their application to the Trust’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of any tax liabilities. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Trust’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.
During the year ended September 30, 2024, the Trustee reclassified $74,888,736,283 of non-taxable security gains realized from the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities.
At September 30, 2024, the Trust had capital loss carryforwards that may be utilized to offset any future net realized capital gains as follows:
Non-Expiring — Short Term	$ 3,794,929,949
Non-Expiring — Long Term	18,727,433,047
As of September 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 500® ETF Trust	$579,545,308,919	$50,244,207,765	$40,196,569,811	$10,047,637,954

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2024

Note 2 — Summary of Significant Accounting Policies – (continued)
The tax character of distributions paid during the years ended September 30, 2024, 2023, and 2022 were as follows:
Distributions paid from:	2024	2023	2022
Ordinary Income	$6,848,328,973	$6,037,265,137	$5,672,206,879
As of September 30, 2024, the components of distributable earnings (excluding unrealized appreciation/ (depreciation)) were undistributed ordinary income of $222,087,936 and undistributed capital gain of $0.
Note 3  — Transactions with Affiliates of the Trustee and Sponsor
State Street Bank and Trust Company (“SSBT”), the parent of the Trustee, maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of certain regulatory reports. The Trustee pays SSBT for such services. The Trustee oversees the services provided by SSBT and is responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500® Index. For these services, the Trustee received a fee at the following annual rates for the year ended September 30, 2024:
Net asset value of the Trust	Fee as a percentage of net asset value of the Trust
$0 – $499,999,999 $500,000,000 – $2,499,999,999 $2,500,000,000 and above	0.10% per annum plus or minus the Adjustment Amount 0.08% per annum plus or minus the Adjustment Amount 0.06% per annum plus or minus the Adjustment Amount
The adjustment amount (the “Adjustment Amount”) is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for the creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended September 30, 2024, the Adjustment Amount reduced the Trustee’s fee by $69,213,302. The Adjustment Amount included an excess of net transaction fees from processing orders of $6,768,533 and a Trustee earnings credit of $62,444,769.
The Trustee has voluntarily agreed to waive a portion of its fee, as needed, for one year until February 1, 2025, so that the total operating expenses would not exceed 0.0945% per annum of the daily NAV of the Trust. No amounts were waived for the years ended September 30, 2024, 2023 and 2022. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods, and the Trustee may discontinue the voluntary waiver.
In accordance with the Trust Agreement and under the terms of an exemptive order issued by the SEC, dated December 30, 1997, the Sponsor is reimbursed by the Trust for certain expenses up to a maximum of 0.20% of the Trust’s NAV on an annualized basis. The expenses reimbursed to the Sponsor for the years ended September 30, 2024,  2023 and 2022, did not exceed 0.20% per annum. The licensing and marketing

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2024

Note 3 — Transactions with Affiliates of the Trustee and Sponsor – (continued)
fee disclosed below are subject to both the reimbursement from the Trust to the Sponsor and expense limitation of 0.20% of the Trust’s NAV for the years ended September 30, 2024, 2023 and 2022. The Trust reimbursed the Sponsor for $384,319, $446,722 and $300,191 of legal fees for the years ended September 30, 2024, 2023 and 2022, respectively, which are included in Legal and audit fees on the Statements of Operations.
S&P Dow Jones Indices LLC (“S&P”), per a license from Standard & Poor’s Financial Services LLC, and State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Marketing Agent”) have entered into a license agreement (the “License Agreement”). The License Agreement grants SSGA FD, an affiliate of the Trustee, a license to use the S&P 500® Index and to use certain trade names and trademarks of S&P in connection with the Trust. The S&P 500® Index also serves as the basis for determining the composition of the Trust’s portfolio. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. (“NYSE Arca”, the principal U.S. listing exchange for the Trust) have each received a sublicense from SSGA FD for the use of the S&P 500® Index and certain trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on November 29, 2031, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with the Trust Agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual license fee of $600,000.
The Sponsor has entered into an agreement with the Marketing Agent pursuant to which the Marketing Agent has agreed to market and promote the Trust. The Marketing Agent is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Expenses incurred by the Marketing Agent include, but are not limited to: printing and distribution of marketing materials describing the Trust, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses.
ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of the Units. The Sponsor pays the Distributor for its services a flat annual fee of $25,000, and the Trust does not reimburse the Sponsor for this fee.
Investments in Affiliates of the Trustee and the Sponsor
The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500® Index. The market values of these investments at September 30, 2024 are listed in the Schedule of Investments.

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2024

Note 4  — Unitholder Transactions
Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the NAV per Unit of the Trust on the transaction date. There is a transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the “Transaction Fee”). The Transaction Fee is non-refundable, regardless of the NAV of the Trust. The Transaction Fee is the lesser of $3,000 or 0.10% (10 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the  common stocks that are included in the S&P 500® Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit is charged per Creation Unit per day.
Note 5  — Investment Transactions
For the year ended September 30, 2024, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $620,366,443,620, $579,236,046,414, $12,991,751,325, and $13,004,174,820, respectively. Net realized gain (loss) on investment transactions in the Statement of Operations includes net gains resulting from in-kind transactions of $74,888,736,283.
Note 6  — Equity Investing and Market Risk
An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates, perceived trends in securities prices, war, acts of terrorism, the spread of infectious disease or other public health issues. Local, regional or global events such as war, acts of terrorism, the spread of infectious disease or other public health issues, recessions, or other events could have a significant impact on the Trust and its investments and could result in increased premiums or discounts to the Trust’s net asset value. For example, conflict, loss of life and disaster connected to ongoing armed conflicts between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on their respective regions, including significant adverse effects on the regional or global economies and the markets for certain securities. Russia's invasion of Ukraine has resulted in sanctions against Russian governmental institutions, Russian entities, and Russian individuals that may result in the devaluation of Russian currency; a downgrade in the country’s credit rating; a freeze of Russian foreign assets; and a decline in the value and liquidity of Russian securities, properties, or interests. These Russian-related sanctions as well as the potential for military escalation and other corresponding events in Europe and the Middle East, and the resulting disruption of the Russian and Israeli economies, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Trust, even if the Trust does not have direct exposure to securities of Russian or Israeli issuers.

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2024

Note 6 — Equity Investing and Market Risk – (continued)
An investment in the Trust is subject to the risks of any investment in a broadly based portfolio of equity securities, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. The value of common stocks actually held by the Trust and that make up the Trust’s portfolio (the “Portfolio Securities”) may fluctuate in accordance with changes in the financial condition of the issuers of Portfolio Securities, the value of equity securities generally and other factors. The identity and weighting of common stocks that are included in the S&P 500® Index and the Portfolio Securities change from time to time.
The financial condition of issuers of Portfolio Securities may become impaired or the general condition of the stock market may deteriorate, either of which may cause a decrease in the value of the Trust’s portfolio and thus in the value of Units. Since the Trust is not actively managed, the adverse financial condition of an issuer will not result in its elimination from the Trust’s portfolio unless such issuer is removed from the S&P 500® Index. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises, as well as war, acts of terrorism and the spread of infectious disease, such as COVID-19, or other public health issues.
An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and was declared a pandemic by the World Health Organization in March 2020. The impact of COVID-19, and other infectious disease outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. These factors, as well as any restrictive measures instituted in order to prevent or control a pandemic or other public health crisis, such as the one posed by COVID-19, could have a material and adverse effect on the Trust’s investments.
Holders of common stocks of any given issuer incur more risk than holders of preferred stocks and debt obligations of the issuer because the rights of common stockholders, as owners of the issuer, generally are subordinate to the rights of creditors of, or holders of debt obligations or preferred stocks issued by, such issuer. Further, unlike debt securities that typically have a stated principal amount payable at maturity, or preferred stocks that typically have a liquidation preference and may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Equity securities values are subject to market fluctuations as long as the equity securities remain outstanding. The value of the Trust’s portfolio will fluctuate over the entire life of the Trust.

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2024

Note 6 — Equity Investing and Market Risk – (continued)
There can be no assurance that the issuers of Portfolio Securities will pay dividends. Distributions generally depend upon the declaration of dividends by the issuers of Portfolio Securities and the declaration of such dividends generally depends upon various factors, including the financial condition of the issuers and general economic conditions.
Note 7  — Subsequent Events
The Trustee has evaluated the impact of all subsequent events on the Trust through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR S&P 500® ETF Trust
Report of Independent Registered Public Accounting Firm

To the Trustee and Unitholders of SPDR S&P 500® ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SPDR S&P 500® ETF Trust (the "Trust") as of September 30, 2024, the related statements of operations and of changes in net assets for each of the three years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Trust as of September 30, 2024, the results of its operations and the changes in its net assets for each of the three years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
November 22, 2024
We have served as the auditor of one or more investment companies in the SPDR Trusts since 1993.

SPDR S&P 500® ETF Trust
Other Information
September 30, 2024 (Unaudited)

Tax Information
For U.S. federal income tax purposes, the Trust reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
For the fiscal year ended September 30, 2024, certain dividends paid by the Trust may be designated as qualified dividend income for U.S. federal income tax purposes and are eligible for reduced tax rates in the case of certain non-corporate unit holders that meet applicable holding period requirements with respect to their Units. Complete information will be reported in conjunction with your 2024 Form 1099-DIV.
The Trust reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.

SPDR S&P 500® ETF Trust
Other Information  (continued)
September 30, 2024 (Unaudited)

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
Bid/Ask Price(1) vs Net Asset Value
As of September 30, 2024
	Bid/Ask Price Above NAV			Bid/Ask Price Below NAV
	50-99 BASIS POINTS	100-199 BASIS POINTS	>200 BASIS POINTS	50-99 BASIS POINTS	100-199 BASIS POINTS	>200 BASIS POINTS
2024	0	0	0	0	0	0
2023	0	0	0	0	0	0
2022	0	0	0	0	0	0
2021	0	0	0	0	0	0
2020	0	0	0	0	0	0
Comparison of Total Returns Based on NAV and Bid/Ask Price(1)
The table below is provided to compare the Trust’s total pre-tax return at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500® Index. Past performance is not necessarily an indication of how the Trust will perform in the future. The return based on NAV shown in the table below reflects the impact of a fee waiver and, without this waiver, returns would have been lower.
Cumulative Total Return
	1 Year	5 Year	10 Year
SPDR S&P 500® ETF Trust
Return Based on NAV	36.15%	108.43%	246.52%
Return Based on Bid/Ask Price	36.12%	108.43%	246.46%
S&P 500® Index	36.35%	109.83%	250.98%
Average Annual Total Return
	1 Year	5 Year	10 Year
SPDR S&P 500® ETF Trust
Return Based on NAV	36.15%	15.82%	13.23%
Return Based on Bid/Ask Price	36.12%	15.82%	13.23%
S&P 500® Index	36.35%	15.98%	13.38%
(1)	The bid/ask price is the midpoint of the best bid and best offer prices on NYSE Arca at the time the Trust’s NAV is calculated, ordinarily 4:00 p.m.

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SPDR S&P 500® ETF Trust
(Unaudited)

Sponsor
PDR Services LLC
c/o NYSE Holdings LLC
11 Wall Street
New York, NY 10005
Trustee
State Street Global Advisors Trust Company
One Iron Street
Boston, MA 02210
Distributor
ALPS Distributors, Inc.
1290 Broadway Suite 1000
Denver, CO 80203
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard, Suite 500
Boston, MA 02210
SPDRAR